Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois  60603

                           May 4, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:       Vincent J. DiStefano

Re:                        FT 3569
               Dow(R) Target 5 3Q '12 - Term 10/9/13
             Dow(R) Target Dvd. 3Q '12 - Term 10/9/13
             Global Target 15 3Q '12 - Term 10/9/13
             Nasdaq(R) Target 15 3Q '12 - Term 10/9/13
           NYSE(R) Intl. Target 25 3Q '12 - Term 10/9/13
               S&P Target 24 3Q '12 - Term 10/9/13
            S&P Target SMid 60 3Q '12 - Term 10/9/13
               Target 50/50 3Q '12 - Term 10/9/13
            Target Divsd. Dvd. 3Q '12 - Term 10/9/13
         Target Dvd. Multi-Strat. 3Q '12 - Term 10/9/13
             Target Dbl. Play 3Q '12 - Term 10/9/13
              Target Focus 5 3Q '12 - Term 10/9/13
        Target Global Dvd. Leaders 3Q '12 - Term 10/9/13
               Target Growth 3Q '12 - Term 10/9/13
          Target VIP Cons. Eqty. 3Q '12 - Term 10/9/13
           Value Line(R) Target 25 3Q '12 - Term 10/9/13
                         (the "Trust")

Dear Mr. DiStefano:

     Included herewith please find a copy of the Amendment No. 1 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on May 4, 2012. First Trust
Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will consist of the sixteen separate series described above. The portfolio for each series will be selected through application of an objective investment strategy. A recent example of a similar unit investment trust, which utilized the same strategies as the Trust, is FT 3398 (File No. 333-179236), declared effective by the Commission on March 30, 2012. We have modified the language in the Trust's prospectus to conform with comments received from the staff of the Commission regarding FT 3398 and previous series of the Trust.

     We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about June 29, 2012, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of hypothetical performance information for each of the investment strategies by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on June 29, 2012.

     Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By /s/ Brian D. Free
                                      -------------------
                                         Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure